Davis Research Fund
(portfolio of Davis New York Venture Fund, Inc.)
April 30, 2025
The Equity Specialists

DAVIS RESEARCH FUND
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (97.10%)
COMMUNICATION SERVICES – (5.88%)
Media & Entertainment – (5.88%)
Alphabet Inc., Class C	3,680	$592,075
Angi Inc., Class A *	4,048	46,390
IAC Inc. *	7,710	269,387
Meta Platforms, Inc., Class A	4,025	2,209,725
Sea Limited, Class A, ADR (Singapore) *	6,490	869,985
Total Communication Services		3,987,562
CONSUMER DISCRETIONARY – (16.96%)
Consumer Discretionary Distribution & Retail – (9.73%)
Amazon.com, Inc. *	23,610	4,354,156
JD.com, Inc., Class A, ADR (China)	9,563	311,945
Naspers Ltd. - N (South Africa)	1,334	350,854
Prosus N.V., Class N (Netherlands)	25,296	1,172,771
RH *	2,240	412,227
		6,601,953
Consumer Durables & Apparel – (0.65%)
Misto Holdings Corp. (South Korea)	5,895	153,647
Skechers U.S.A., Inc., Class A *	6,000	288,120
		441,767
Consumer Services – (6.58%)
Delivery Hero SE (Germany) *	29,085	816,805
Entain plc (United Kingdom)	110,841	941,849
Meituan, Class B (China) *	44,800	752,674
MGM Resorts International *	42,130	1,325,410
Restaurant Brands International Inc. (Canada)	9,730	626,612
		4,463,350
Total Consumer Discretionary		11,507,070
CONSUMER STAPLES – (1.33%)
Food, Beverage & Tobacco – (1.33%)
Darling Ingredients Inc. *	4,840	155,800
Tyson Foods, Inc., Class A	12,160	744,678
Total Consumer Staples		900,478
ENERGY – (2.96%)
ConocoPhillips	8,145	725,882
Coterra Energy Inc.	18,180	446,501
Tourmaline Oil Corp. (Canada)	18,980	838,446
Total Energy		2,010,829
FINANCIALS – (36.21%)
Banks – (9.92%)
Danske Bank A/S (Denmark)	55,570	1,937,233
DBS Group Holdings Ltd. (Singapore)	11,672	379,356
Fifth Third Bancorp	18,150	652,311
U.S. Bancorp	47,195	1,903,846
Wells Fargo & Co.	26,115	1,854,426
		6,727,172
Financial Services – (19.18%)
Capital Markets – (5.22%)
Bank of New York Mellon Corp.	22,150	1,781,081
Julius Baer Group Ltd. (Switzerland)	27,290	1,760,368
		3,541,449
Consumer Finance – (3.83%)
Capital One Financial Corp.	14,405	2,596,645
Financial Services – (10.13%)
Berkshire Hathaway Inc., Class A *	3	2,401,620
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Financial Services – (Continued)
Financial Services – (Continued)
Berkshire Hathaway Inc., Class B *	6,745	$3,596,772
Rocket Companies, Inc., Class A	68,020	878,138
		6,876,530
		13,014,624
Insurance – (7.11%)
Life & Health Insurance – (2.58%)
AIA Group Ltd. (Hong Kong)	103,950	778,727
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	162,000	973,387
		1,752,114
Property & Casualty Insurance – (4.53%)
Beazley plc (United Kingdom)	24,650	290,568
Loews Corp.	5,825	505,785
Markel Group Inc. *	1,250	2,273,250
		3,069,603
		4,821,717
Total Financials		24,563,513
HEALTH CARE – (4.86%)
Health Care Equipment & Services – (4.30%)
Cigna Group	1,478	502,579
CVS Health Corp.	11,411	761,228
Humana Inc.	1,450	380,248
Quest Diagnostics Inc.	4,330	771,692
Solventum Corp. *	5,510	364,321
UnitedHealth Group Inc.	340	139,890
		2,919,958
Pharmaceuticals, Biotechnology & Life Sciences – (0.56%)
Viatris Inc.	44,980	378,732
Total Health Care		3,298,690
INDUSTRIALS – (5.10%)
Capital Goods – (4.43%)
AGCO Corp.	1,856	157,444
ITOCHU Corp. (Japan)	7,600	387,070
Johnson Controls International plc	4,928	413,459
Owens Corning	2,610	379,520
Schneider Electric SE (France)	7,215	1,669,032
		3,006,525
Transportation – (0.67%)
Full Truck Alliance Co. Ltd., Class A, ADR (China)	39,930	453,605
Total Industrials		3,460,130
INFORMATION TECHNOLOGY – (22.08%)
Semiconductors & Semiconductor Equipment – (7.85%)
Applied Materials, Inc.	18,025	2,716,548
Lam Research Corp.	12,280	880,108
NVIDIA Corp.	3,000	326,760
Texas Instruments Inc.	8,750	1,400,437
		5,323,853
Software & Services – (11.68%)
AppLovin Corp., Class A *	1,650	444,362
Microsoft Corp.	7,603	3,005,162

DAVIS RESEARCH FUND
Schedule of Investments - (Continued)
April 30, 2025 (Unaudited)
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
Oracle Corp.	12,270	$1,726,634
SAP SE, ADR (Germany)	9,400	2,746,586
		7,922,744
Technology Hardware & Equipment – (2.55%)
Samsung Electronics Co., Ltd. (South Korea)	44,360	1,731,959
Total Information Technology		14,978,556
MATERIALS – (1.72%)
Crown Holdings, Inc.	8,570	825,548
Teck Resources Ltd., Class B (Canada)	9,940	337,861
Total Materials		1,163,409
TOTAL COMMON STOCK – (Identified cost $36,696,084)		65,870,237

	Principal	Value
SHORT-TERM INVESTMENTS – (2.76%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.36%, 05/01/25 (a)	$921,000	$921,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.36%, 05/01/25 (b)	950,000	950,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,871,000)		1,871,000
Total Investments – (99.86%) – (Identified cost $38,567,084)		67,741,237
Other Assets Less Liabilities – (0.14%)		95,070
Net Assets – (100.00%)		$67,836,307

ADR:	American Depositary Receipt

*	Non-income producing security.
(a)	Dated 04/30/25, repurchase value of $921,112 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 4.00%, 08/01/37-10/01/52, total fair value $939,420).
(b)	Dated 04/30/25, repurchase value of $950,115 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 05/15/25-02/20/55, total fair value $969,000).
Please refer to “Notes to Schedule of Investments” on page 3 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS RESEARCH FUND
Notes to Schedule of Investments
April 30, 2025 (Unaudited)
Security Valuation - The Fund’s Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS RESEARCH FUND
Notes to Schedule of Investments - (Continued)
April 30, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$3,987,562	$–	$–	$3,987,562
Consumer Discretionary	11,507,070	–	–	11,507,070
Consumer Staples	900,478	–	–	900,478
Energy	2,010,829	–	–	2,010,829
Financials	24,563,513	–	–	24,563,513
Health Care	3,298,690	–	–	3,298,690
Industrials	3,460,130	–	–	3,460,130
Information Technology	14,978,556	–	–	14,978,556
Materials	1,163,409	–	–	1,163,409
Short-Term Investments	–	1,871,000	–	1,871,000
Total Investments	$65,870,237	$1,871,000	$–	$67,741,237
Federal Income Taxes
At April 30, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$38,790,593

Unrealized appreciation	31,593,436
Unrealized depreciation	(2,642,792)
Net unrealized appreciation	$28,950,644